UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-5039
      ---------------------------------------------------------------------

                        CREDIT SUISSE FIXED INCOME FUND
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                         Credit Suisse Fixed Income Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                       CREDIT | ASSET
                                                       SUISSE | MANAGEMENT



CREDIT SUISSE FUNDS

Annual Report

October 31, 2005


       o  CREDIT SUISSE
          FIXED INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 30, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

FUND & BENCHMARK                                                     PERFORMANCE
Common Class Shares 1                                                1.21%
Advisor Shares 1                                                     0.69%
Class A Shares 1,2                                                   0.94%
Class B Shares 1,2                                                   0.23%
Class C Shares 1,2                                                   0.22%
Lehman Brothers Aggregate Bond Index 3                               1.13%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: ECONOMY GROWS, RATES RISE, CURVE FLATTENS

      The US economy grew at a robust rate of 3.6% throughout the Fund's fiscal year and seemed resilient enough to shrug off the negative effects of repeated Gulf storms. But sharp increases in prices for commodities such as gasoline and heating oil, combined with higher interest rates, have gradually worn down consumer enthusiasm to spend, the force behind much of our economic recovery. Yet, as signs emerged of a potential economic slowdown, the Federal Reserve confirmed that inflation, not slower growth, is the greater threat, and that combating the cumulative rise in energy and other costs remains job one.

      In fact, the main driver of the fixed income markets during the Fund's fiscal year was the Federal Reserve Open Market Committee's measured pace of monetary tightening, which brought the fed funds rate up 200 basis points, from 1.75% to 3.75%, in that period. But even as the Fed tightened, the conundrum of lower long-term rates remains. While yields on the two year Treasury were up 183 basis points (to 4.38% from 2.55%), the ten year Treasury was up only 52 basis points (to 4.55% from 4.03%), as the spread between them tightened from 147 to a pencil-thin 18 basis points. This prompted passing fears among market participants of an inverted curve and that which it has tended to precede: recession.

      In this environment, emerging market debt, boosted by ratings upgrades and soaring export revenues, outperformed all other fixed income categories,

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

followed distantly by high yield. In credit generally, corporate earnings are at record levels, although stock prices remain range-bound at best. As a result, many companies have turned increasingly to share repurchases, dividend increases and other measures in an effort to boost shareholder value. This shift in corporate management's attention toward shareholders and away from bondholders suggests to us that the pendular swing in the corporate credit cycle is well underway.

STRATEGIC REVIEW: CAUTIOUS POSITIONING IN A RISING RATE ENVIRONMENT

      In the Fund we benefited from the rising rate environment through a curve-flattening trade, underweighting shorter duration securities and overweighting intermediate duration securities. Otherwise, given our cautious outlook, we pursued an increasingly conservative investment philosophy as the year proceeded, building an overweight to cash and increasing our position in high quality Treasuries over the course of the year relative to the Index.

      After taking gains from our overweight in investment grade credit as well as several non-benchmark categories (including high yield and emerging market debt) we moved to an underweight in these sectors. We also reduced our exposure to Asset Backed Securities and increased our exposure to Commercial Mortgage Backed Securities, as we saw potential opportunities in commercial real estate. We remain overweight relative to the Index in both sectors. With regard to credit, we positioned the Portfolio defensively well in advance of the threatened downgrade of both General Motors and Ford to junk status, reducing our exposure to lower quality investment grade issuers and any credits we believe likely to be impacted by the implosion in the automotive sector. (As of October 31, 2005, below-investment-grade securities issued by General Motors and Ford accounted for 0.3% and 0.6% of the Fund's net assets, respectively.)

MARKET OUTLOOK: ONWARD AND UPWARD WITH RATES

      Looking ahead, we believe that high energy prices and broad inflation fears could eventually prove a tax on earnings and a disruption to economic growth. In addition, fed funds futures are currently pricing in a target rate of 4.25% by year-end, another potential catalyst for market weakness ahead. With each step in the Federal Reserve's measured pace of monetary tightening, the market has registered slightly greater risk aversion; low yields and tight spreads in most

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

spread product only increase the vulnerability to interest rate risk. Therefore we will remain cautious on the most interest rate sensitive securities.


Credit Suisse Fixed Income Management Team

Kevin D. Barry
Michael E. Gray
Sheila Huang
Richard Avidon
Philip Wubbena

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE FIXED INCOME FUND 1 COMMON CLASS SHARES
              AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX 3
                                 FOR TEN YEARS.

                                  [LINE GRAPH]

                Credit Suisse
                 Fixed Income         Lehman Brothers
                Fund 1 Common          U.S. Aggregate
     Date           Class               Bond Index 3
   --------     --------------        ---------------
     10/95       $ 10,000.00            $ 10,000.00
                 $ 10,086.40            $ 10,150.00
                 $ 10,231.60            $ 10,292.10
                 $ 10,330.20            $ 10,360.00
                 $ 10,235.50            $ 10,179.80
                 $ 10,189.10            $ 10,108.50
                 $ 10,137.50            $ 10,051.90
                 $ 10,184.60            $ 10,031.80
                 $ 10,243.20            $ 10,166.20
                 $ 10,277.50            $ 10,193.70
                 $ 10,327.00            $ 10,176.30
                 $ 10,490.90            $ 10,353.40
     10/96       $ 10,679.60            $ 10,583.30
                 $ 10,866.90            $ 10,764.20
                 $ 10,861.00            $ 10,664.10
                 $ 10,927.30            $ 10,697.20
                 $ 11,006.90            $ 10,723.90
                 $ 10,918.70            $ 10,604.90
                 $ 11,017.50            $ 10,764.00
                 $ 11,126.50            $ 10,866.20
                 $ 11,258.70            $ 10,995.50
                 $ 11,540.10            $ 11,292.40
                 $ 11,459.30            $ 11,196.40
                 $ 11,620.50            $ 11,362.10
     10/97       $ 11,723.90            $ 11,526.90
                 $ 11,744.60            $ 11,579.90
                 $ 11,817.20            $ 11,696.90
                 $ 11,998.10            $ 11,846.60
                 $ 11,955.40            $ 11,837.10
                 $ 11,991.30            $ 11,877.30
                 $ 12,046.50            $ 11,939.10
                 $ 12,136.70            $ 12,052.50
                 $ 12,234.40            $ 12,155.00
                 $ 12,232.70            $ 12,180.50
                 $ 12,371.30            $ 12,379.00
                 $ 12,558.90            $ 12,668.70
     10/98       $ 12,483.40            $ 12,601.60
                 $ 12,549.60            $ 12,673.40
                 $ 12,586.30            $ 12,711.40
                 $ 12,624.00            $ 12,801.70
                 $ 12,468.10            $ 12,577.60
                 $ 12,563.40            $ 12,646.80
                 $ 12,606.70            $ 12,687.30
                 $ 12,517.00            $ 12,575.60
                 $ 12,511.50            $ 12,535.40
                 $ 12,494.30            $ 12,482.80
                 $ 12,477.30            $ 12,476.50
                 $ 12,576.70            $ 12,621.20
     10/99       $ 12,598.90            $ 12,667.90
                 $ 12,607.80            $ 12,666.70
                 $ 12,580.90            $ 12,605.90
                 $ 12,529.20            $ 12,564.30
                 $ 12,631.70            $ 12,716.30
                 $ 12,728.60            $ 12,884.20
                 $ 12,611.20            $ 12,846.80
                 $ 12,599.80            $ 12,840.40
                 $ 12,891.70            $ 13,107.40
                 $ 13,014.60            $ 13,226.70
                 $ 13,207.20            $ 13,418.50
                 $ 13,310.30            $ 13,503.00
     10/00       $ 13,303.30            $ 13,592.20
                 $ 13,436.70            $ 13,815.10
                 $ 13,763.50            $ 14,072.00
                 $ 14,199.00            $ 14,301.40
                 $ 14,242.90            $ 14,425.80
                 $ 14,252.30            $ 14,498.00
                 $ 14,213.30            $ 14,437.10
                 $ 14,343.80            $ 14,524.30
                 $ 14,361.10            $ 14,579.50
                 $ 14,648.90            $ 14,906.00
                 $ 14,782.20            $ 15,077.50
                 $ 14,754.20            $ 15,252.40
     10/01       $ 14,968.50            $ 15,571.10
                 $ 14,801.40            $ 15,356.30
                 $ 14,678.80            $ 15,258.00
                 $ 14,730.50            $ 15,381.60
                 $ 14,775.60            $ 15,530.80
                 $ 14,607.40            $ 15,273.00
                 $ 14,713.70            $ 15,569.30
                 $ 14,761.30            $ 15,701.60
                 $ 14,369.30            $ 15,838.20
                 $ 13,981.70            $ 16,029.80
                 $ 14,291.20            $ 16,300.70
                 $ 14,371.90            $ 16,564.80
     10/02       $ 14,358.70            $ 16,488.60
                 $ 14,595.10            $ 16,483.70
                 $ 14,925.20            $ 16,824.90
                 $ 15,022.20            $ 16,840.00
                 $ 15,255.00            $ 17,072.40
                 $ 15,288.30            $ 17,058.80
                 $ 15,526.10            $ 17,200.30
                 $ 15,777.20            $ 17,520.30
                 $ 15,782.60            $ 17,485.50
                 $ 15,254.40            $ 16,897.60
                 $ 15,372.10            $ 17,009.10
                 $ 15,771.60            $ 17,459.30
     10/03       $ 15,678.70            $ 17,296.60
                 $ 15,760.80            $ 17,338.00
                 $ 15,905.90            $ 17,514.40
                 $ 16,048.90            $ 17,655.40
                 $ 16,191.70            $ 17,846.40
                 $ 16,318.30            $ 17,980.20
                 $ 15,891.90            $ 17,512.30
                 $ 15,803.80            $ 17,442.20
                 $ 15,913.50            $ 17,540.70
                 $ 16,089.40            $ 17,714.60
                 $ 16,368.10            $ 18,052.60
                 $ 16,431.70            $ 18,101.50
     10/04       $ 16,610.90            $ 18,253.30
                 $ 16,514.60            $ 18,107.70
                 $ 16,716.50            $ 18,274.30
                 $ 16,809.00            $ 18,389.00
                 $ 16,768.10            $ 18,280.60
                 $ 16,628.50            $ 18,186.60
                 $ 16,820.40            $ 18,432.70
                 $ 16,964.80            $ 18,632.10
                 $ 17,040.60            $ 18,733.70
                 $ 16,942.70            $ 18,563.30
                 $ 17,120.30            $ 18,801.30
                 $ 16,957.20            $ 18,607.40
     10/05       $ 16,811.80            $ 18,460.30


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE FIXED INCOME FUND 1 ADVISOR CLASS SHARES AND
               THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX 3,4
                           FROM INCEPTION (7/03/96).

                                  [LINE GRAPH]

                Credit Suisse
                 Fixed Income         Lehman Brothers
                Fund 1 Advisor        U.S. Aggregate
     Date           Class             Bond Index 3,4
   --------     --------------        ---------------
     7/96        $ 10,000.00            $ 10,000.00
                 $ 10,014.10            $ 10,000.00
                 $ 10,058.20            $  9,983.00
                 $ 10,213.70            $ 10,156.70
                 $ 10,393.10            $ 10,382.20
                 $ 10,573.20            $ 10,559.70
                 $ 10,565.20            $ 10,461.50
                 $ 10,637.90            $ 10,493.90
                 $ 10,703.20            $ 10,520.20
                 $ 10,615.20            $ 10,403.40
                 $ 10,709.00            $ 10,559.50
                 $ 10,812.60            $ 10,659.80
                 $ 10,938.90            $ 10,786.60
                 $ 11,209.80            $ 11,077.90
                 $ 11,128.90            $ 10,983.70
                 $ 11,272.20            $ 11,146.30
    10/97        $ 11,381.10            $ 11,307.90
                 $ 11,387.90            $ 11,359.90
                 $ 11,466.80            $ 11,474.60
                 $ 11,628.80            $ 11,621.50
                 $ 11,596.30            $ 11,612.20
                 $ 11,617.30            $ 11,651.70
                 $ 11,668.40            $ 11,712.30
                 $ 11,764.60            $ 11,823.50
                 $ 11,845.50            $ 11,924.00
                 $ 11,841.10            $ 11,949.10
                 $ 11,972.90            $ 12,143.90
                 $ 12,163.60            $ 12,428.00
    10/98        $ 12,087.80            $ 12,362.20
                 $ 12,149.50            $ 12,432.60
                 $ 12,170.70            $ 12,469.90
                 $ 12,204.60            $ 12,558.50
                 $ 12,063.30            $ 12,338.70
                 $ 12,152.90            $ 12,406.50
                 $ 12,180.30            $ 12,446.20
                 $ 12,091.00            $ 12,336.70
                 $ 12,083.20            $ 12,297.20
                 $ 12,064.00            $ 12,245.60
                 $ 12,044.90            $ 12,239.50
                 $ 12,150.50            $ 12,381.40
    10/99        $ 12,169.30            $ 12,427.30
                 $ 12,175.40            $ 12,426.00
                 $ 12,134.50            $ 12,366.40
                 $ 12,094.40            $ 12,325.60
                 $ 12,178.50            $ 12,474.70
                 $ 12,281.90            $ 12,639.40
                 $ 12,166.20            $ 12,602.70
                 $ 12,139.90            $ 12,596.40
                 $ 12,431.70            $ 12,858.40
                 $ 12,534.80            $ 12,975.40
                 $ 12,730.60            $ 13,163.60
                 $ 12,814.40            $ 13,246.50
    10/00        $ 12,818.00            $ 13,333.90
                 $ 12,930.70            $ 13,552.60
                 $ 13,256.00            $ 13,804.70
                 $ 13,672.30            $ 14,029.70
                 $ 13,698.60            $ 14,151.80
                 $ 13,718.10            $ 14,222.50
                 $ 13,677.80            $ 14,162.80
                 $ 13,800.40            $ 14,248.30
                 $ 13,814.30            $ 14,302.50
                 $ 14,088.30            $ 14,622.80
                 $ 14,227.30            $ 14,791.00
                 $ 14,184.20            $ 14,962.60
    10/01        $ 14,387.30            $ 15,275.30
                 $ 14,237.60            $ 15,064.50
                 $ 14,116.80            $ 14,968.10
                 $ 14,149.50            $ 15,089.30
                 $ 14,190.10            $ 15,235.70
                 $ 14,039.80            $ 14,982.80
                 $ 14,124.80            $ 15,273.50
                 $ 14,167.50            $ 15,403.30
                 $ 13,788.40            $ 15,537.30
                 $ 13,427.90            $ 15,725.30
                 $ 13,707.50            $ 15,991.00
                 $ 13,782.20            $ 16,250.10
    10/02        $ 13,766.90            $ 16,175.30
                 $ 14,005.30            $ 16,170.50
                 $ 14,304.10            $ 16,505.20
                 $ 14,394.00            $ 16,520.10
                 $ 14,614.30            $ 16,748.10
                 $ 14,643.10            $ 16,734.70
                 $ 14,865.50            $ 16,873.60
                 $ 15,114.50            $ 17,187.40
                 $ 15,098.40            $ 17,153.30
                 $ 14,586.80            $ 16,576.60
                 $ 14,693.10            $ 16,686.00
                 $ 15,084.10            $ 17,127.60
    10/03        $ 14,973.80            $ 16,968.00
                 $ 15,046.10            $ 17,008.60
                 $ 15,193.60            $ 17,181.70
                 $ 15,308.30            $ 17,319.90
                 $ 15,438.40            $ 17,507.30
                 $ 15,552.40            $ 17,638.60
                 $ 15,139.80            $ 17,179.60
                 $ 15,049.50            $ 17,110.80
                 $ 15,147.80            $ 17,207.50
                 $ 15,308.80            $ 17,378.10
                 $ 15,567.50            $ 17,709.60
                 $ 15,621.60            $ 17,757.60
    10/04        $ 15,785.30            $ 17,906.50
                 $ 15,687.20            $ 17,763.70
                 $ 15,869.10            $ 17,927.10
                 $ 15,950.20            $ 18,039.60
                 $ 15,905.30            $ 17,933.20
                 $ 15,766.20            $ 17,841.00
                 $ 15,941.60            $ 18,082.50
                 $ 16,087.70            $ 18,278.10
                 $ 16,153.00            $ 18,377.80
                 $ 16,037.30            $ 18,210.60
                 $ 16,198.60            $ 18,444.10
                 $ 16,037.70            $ 18,253.90
    10/05        $ 15,893.70            $ 18,109.50

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE FIXED INCOME FUND 1 CLASS A SHARES 2, CLASS B SHARES 2,
     CLASS C SHARES 2 AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX 3,5
                           FROM INCEPTION (7/31/01).

                                  [LINE GRAPH]


                                           Credit Suisse            Credit Suisse
                  Credit Suisse            Fixed Income             Fixed Income
                   Fixed Income         Fund 1 -- Class B 2       Fund 1 -- Class C 2
               Fund 1 -- Class A 2         (with maximum            (with maximum
                  (with maximum         contingent deferred      contingent deferred        Lehman Brothers U.S.
     Date         sales charge)            sales charge)            sales charge)         Aggregate Bond Index 3,5
   --------    -------------------      -------------------      --------------------     ------------------------
     07/01          $  9,525.00              $ 10,000.00              $ 10,000.00               $ 10,000.00
                    $  9,620.27              $ 10,092.30              $ 10,086.50               $ 10,115.00
                    $  9,591.57              $ 10,057.90              $ 10,051.10               $ 10,232.30
     10/01          $  9,729.04              $ 10,195.90              $ 10,188.60               $ 10,446.20
                    $  9,627.67              $ 10,073.70              $ 10,076.40               $ 10,302.00
                    $  9,546.02              $  9,981.84              $  9,984.60               $ 10,236.10
                    $  9,568.11              $ 10,008.50              $ 10,001.30               $ 10,319.00
                    $  9,595.59              $ 10,031.50              $ 10,024.30               $ 10,419.10
                    $  9,484.48              $  9,908.92              $  9,901.80               $ 10,246.10
     04/02          $  9,551.50              $  9,972.85              $  9,965.66               $ 10,444.90
                    $  9,580.43              $  9,996.91              $  9,989.63               $ 10,533.70
                    $  9,324.08              $  9,723.20              $  9,716.04               $ 10,625.40
                    $  9,070.62              $  9,452.78              $  9,445.79               $ 10,753.90
                    $  9,259.77              $  9,654.03              $  9,646.87               $ 10,935.70
                    $  9,319.94              $  9,700.65              $  9,693.17               $ 11,112.80
     10/02          $  9,313.84              $  9,683.55              $  9,676.02               $ 11,061.70
                    $  9,475.16              $  9,834.95              $  9,827.30               $ 11,058.40
                    $  9,677.35              $ 10,049.00              $ 10,041.20               $ 11,287.30
                    $  9,747.89              $ 10,105.70              $ 10,097.80               $ 11,297.40
                    $  9,896.95              $ 10,254.60              $ 10,246.50               $ 11,453.40
                    $  9,906.42              $ 10,268.30              $ 10,249.50               $ 11,444.20
     04/03          $ 10,058.50              $ 10,419.50              $ 10,400.60               $ 11,539.20
                    $ 10,229.20              $ 10,579.10              $ 10,570.50               $ 11,753.80
                    $ 10,230.60              $ 10,574.00              $ 10,565.40               $ 11,730.50
                    $  9,886.41              $ 10,211.30              $ 10,203.00               $ 11,336.10
                    $  9,960.55              $ 10,281.40              $ 10,273.00               $ 11,410.90
                    $ 10,217.10              $ 10,540.10              $ 10,531.50               $ 11,712.90
     10/03          $ 10,154.90              $ 10,469.10              $ 10,460.60               $ 11,603.80
                    $ 10,195.70              $ 10,504.70              $ 10,496.20               $ 11,631.50
                    $ 10,297.60              $ 10,603.30              $ 10,594.70               $ 11,749.90
                    $ 10,387.90              $ 10,689.60              $ 10,680.90               $ 11,844.40
                    $ 10,478.10              $ 10,776.20              $ 10,767.40               $ 11,972.60
                    $ 10,547.30              $ 10,851.30              $ 10,842.40               $ 12,062.30
     04/04          $ 10,280.10              $ 10,559.00              $ 10,550.40               $ 11,748.50
                    $ 10,221.00              $ 10,491.60              $ 10,483.00               $ 11,701.40
                    $ 10,289.90              $ 10,555.80              $ 10,547.20               $ 11,767.50
                    $ 10,401.30              $ 10,663.50              $ 10,654.90               $ 11,884.20
                    $ 10,579.10              $ 10,839.10              $ 10,830.30               $ 12,110.90
                    $ 10,618.00              $ 10,872.40              $ 10,863.50               $ 12,143.70
     10/04          $ 10,731.40              $ 10,981.60              $ 10,961.80               $ 12,245.60
                    $ 10,667.10              $ 10,908.90              $ 10,900.00               $ 12,147.90
                    $ 10,793.00              $ 11,034.90              $ 11,015.00               $ 12,259.70
                    $ 10,850.30              $ 11,086.50              $ 11,066.60               $ 12,336.60
                    $ 10,822.00              $ 11,040.10              $ 11,031.20               $ 12,263.90
                    $ 10,729.70              $ 10,950.00              $ 10,930.10               $ 12,200.80
     04/05          $ 10,851.20              $ 11,067.20              $ 11,047.20               $ 12,365.90
                    $ 10,952.90              $ 11,152.80              $ 11,143.70               $ 12,499.70
                    $ 10,999.60              $ 11,193.50              $ 11,184.40               $ 12,567.90
                    $ 10,923.30              $ 11,119.80              $ 11,099.60               $ 12,453.50
                    $ 11,035.40              $ 11,226.80              $ 11,217.70               $ 12,613.20
                    $ 10,928.20              $ 11,110.80              $ 11,090.60               $ 12,483.20
     10/05          $ 10,832.40              $ 11,006.50              $ 10,986.30               $ 12,384.40


CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                                       SINCE
                                      1 YEAR    5 YEARS   10 YEARS   INCEPTION
                                     --------  ---------  ---------  ---------
Common Class 6                         3.20%     4.96%      5.54%      6.73%
Advisor Class                          2.66%     4.59%        --       5.24%
Class A Without Sales Charge           2.92%       --         --       3.35%
Class A With Maximum
  Sales Charge                        (1.98%)      --         --       2.15%
Class B Without CDSC                   2.19%       --         --       2.56%
Class B With Maximum CDSC             (1.77%)      --         --       2.56%
Class C Without CDSC                   2.09%       --         --       2.51%
Class C With Maximum CDSC              1.10%       --         --       2.51%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                                       SINCE
                                      1 YEAR    5 YEARS   10 YEARS   INCEPTION
                                     --------  ---------  ---------  ---------
Common Class 6                         1.21%     4.79%      5.33%      6.65%
Advisor Class                          0.69%     4.40%        --       5.09%
Class A Without Sales Charge           0.94%       --         --       3.07%
Class A With Maximum
  Sales Charge                        (3.83%)      --         --       1.90%
Class B Without CDSC                   0.23%       --         --       2.28%
Class B With Maximum CDSC             (3.65%)      --         --       2.28%
Class C Without CDSC                   0.22%       --         --       2.24%
Class C With Maximum CDSC             (0.75%)      --         --       2.24%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

__________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was down 3.83%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 3.65%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 0.75%.

3 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

4 Performance for the benchmark is not available for the period beginning July 3, 1996 (commencement of operations). For that reason, performance is shown for the period beginning August 1, 1996

5 Performance for the benchmark is not available for the period beginning July 31, 2001 (commencement of operations). For that reason, performance is shown for the period beginning August 1, 2001.

6     Inception date 8/17/87.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------


                               COMMON     ADVISOR
ACTUAL FUND RETURN              CLASS      CLASS       CLASS A     CLASS B     CLASS C
                              ---------   ---------   ---------   ---------   ---------
Beginning Account
    Value 5/01/05             $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00

Ending Account Value
    10/31/05                  $  999.50   $  997.00   $  998.30   $  994.50   $  994.50

Expenses Paid per $1,000*     $    3.53   $    6.04   $    4.78   $    8.55   $    8.55

HYPOTHETICAL 5% FUND RETURN
Beginning Account
    Value 5/01/05             $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00

Ending Account Value
    10/31/05                  $1,021.68   $1,019.16   $1,020.42   $1,016.64   $1,016.64

Expenses Paid per $1,000*     $    3.57   $    6.11   $    4.84   $    8.64   $    8.64

                               COMMON      ADVISOR
                                CLASS       CLASS      CLASS A     CLASS B     CLASS C
                               --------   ---------   ---------   ---------   ---------
Annualized Expense Ratios*       0.70%      1.20%       0.95%       1.70%       1.70%


________________

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE"EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
---------------------------------------------------
   AAA                                     67.0%
   AA                                       3.7%
   A                                       11.5%
   BBB                                     10.3%
   BB                                       2.6%
   B                                         --
   CCC                                      0.5%
                                          -----
     Subtotal                              95.6%
   Short-Term Investments                   4.4%
                                          -----
   Total                                  100.0%
                                          =====

___________________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------


        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                       -------------    ----------    -------    ------------
CORPORATE BONDS (21.4%)
AEROSPACE & DEFENSE (0.6%)
$        760   Goodrich Corp., Notes                               (BBB- , Baa3)     04/15/08      7.500     $    798,406
                                                                                                             ------------

BANKS (0.8%)
         635   Bank of America Corp., Global Notes                  (AA- , Aa2)      10/01/10      4.250          614,615
         150   Bank of America Corp., Rule 144A,
                 Company Guaranteed Notes
                 (Callable 12/31/06 @ $104.04) ++                    (A , Aa3)       12/31/26      8.070          160,415
         395   Bank of New York Company, Inc., Senior
                 Subordinated Notes
                 (Callable 03/15/08 @ $100.00) #                     (A , A1)        03/15/13      3.400          380,513
                                                                                                             ------------
                                                                                                                1,155,543
                                                                                                             ------------

COMMERCIAL SERVICES (0.5%)
         450   Cendant Corp., Units                                (BBB+ , Baa1)     08/17/06      4.890          445,198
         270   Erac USA Finance Co., Rule 144A, Notes ++           (BBB+ , Baa1)     05/15/06      6.625          271,787
                                                                                                             ------------
                                                                                                                  716,985
                                                                                                             ------------

DIVERSIFIED FINANCIALS (6.3%)
         175   Capital One Financial Corp., Senior Notes           (BBB- , Baa3)     05/17/07      4.738          174,731
         815   Citigroup, Inc., Global Subordinated Notes           (A+ , Aa2)       09/15/14      5.000          799,531
         540   Ford Motor Credit Co., Global Notes                 (BB+ , Baa3)      01/25/07      6.500          533,746
         250   Ford Motor Credit Co., Global Notes                 (BB+ , Baa3)      01/15/10      5.700          225,174
         225   Ford Motor Credit Co., Global Notes ss.             (BB+ , Baa3)      10/01/13      7.000          206,237
       1,540   General Electric Capital Corp., Series MTNA,
                 Global Notes                                       (AAA , Aaa)      06/15/12      6.000        1,621,999
         245   General Motors Acceptance Corp., Global Bonds        (BB , Ba1)       11/01/31      8.000          253,627
         190   General Motors Acceptance Corp., Global Notes ss.    (BB , Ba1)       12/01/14      6.750          181,986
         625   Goldman Sachs Group, Inc., Global Notes              (A+ , Aa3)       01/15/15      5.125          610,683
         815   Household Finance Corp., Global Notes                 (A , A1)        12/15/08      4.125          795,415
         225   JPMorgan Chase & Co., Global Notes ss.               (A+ , Aa3)       03/01/15      4.750          216,156
         530   MBNA America Bank, Rule 144A,
                 Subordinated Notes ++                             (BBB , Baa2)      03/15/08      6.750          551,531
         425   Morgan Stanley, Global Subordinated Notes             (A , A1)        04/01/14      4.750          401,601
         625   OMX Timber Finance Investment LLC,
                 Rule 144A, Company Guaranteed Notes
                 (Callable 10/31/19 @ $100.00) ++#                  (A+ , Aa3)       01/29/20      5.420          619,372
         870   SLM Corp., Series MTNA, Notes ss.                     (A , A2)        01/15/09      4.000          844,949
         715   Toll Brothers Finance Corp., Global Company
                 Guaranteed Notes                                  (BBB- , Baa3)     11/15/12      6.875          757,729
                                                                                                             ------------
                                                                                                                8,794,467
                                                                                                             ------------

ELECTRIC (1.9%)
         310   American Electric Power Company, Inc.,
                 Series A, Global Notes                            (BBB , Baa2)      05/15/06      6.125          312,031
         285   Constellation Energy Group, Inc., Notes             (BBB , Baa1)      04/01/07      6.350          290,471
         200   Dominion Resources, Inc., Series A, Notes           (BBB+ , Baa1)     11/15/06      3.660          197,592
         600   FPL Group Capital, Inc., Notes                        (A- , A2)       02/16/07      4.086          594,750
         290   Pacific Gas & Electric Co., First Mortgage Notes    (BBB , Baa1)      03/01/34      6.050          292,330
         365   PacifiCorp, First Mortgage Notes                      (A- , A3)       11/15/11      6.900          399,062
         560   TXU Corp., Series P, Global Senior Notes ss.         (BB+ , Ba1)      11/15/14      5.550          517,563
                                                                                                             ------------
                                                                                                                2,603,799
                                                                                                             ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                       -------------    ----------    -------    ------------
CORPORATE BONDS
ENTERTAINMENT (0.1%)
$        160   AMC Entertainment, Inc., Senior Subordinated
                 Notes (Callable 02/01/06 @ $101.58)                (CCC+ , B3)      02/01/11      9.500     $    152,400
                                                                                                             ------------

ENVIRONMENTAL CONTROL (0.3%)
         310   Waste Management, Inc., Global Company
                 Guaranteed Notes                                  (BBB , Baa3)      05/15/32      7.750          374,240
                                                                                                             ------------

GAS (0.4%)
         585   Sempra Energy, Notes                                (BBB+ , Baa1)     12/01/05      6.950          586,099
                                                                                                             ------------

HOME BUILDERS (1.6%)
       1,225   D.R. Horton, Inc., Senior Notes ss.                  (BB+ , Ba1)      02/15/15      5.250        1,124,792
       1,170   Lennar Corp., Rule 144A, Senior
                 Unsecured Notes ++                                (BBB , Baa3)      05/31/15      5.600        1,122,745
                                                                                                             ------------
                                                                                                                2,247,537
                                                                                                             ------------

INSURANCE (1.7%)
         635   American International Group, Inc.,
                 Global Notes                                       (AA , Aa2)       05/15/13      4.250          598,818
         770   Berkshire Hathaway Finance Corp., Global
                 Company Guaranteed Notes                           (AAA , Aaa)      01/15/10      4.125          748,224
         235   Florida Windstorm Underwriting Association,
                 Rule 144A, Senior Notes ++                          (A- , A3)       08/25/07      6.850          241,434
         610   Nationwide Mutual Insurance Co., Rule 144A,
                 Bonds (Callable 04/15/14 @ $100.00) ++              (A- , A2)       04/15/34      6.600          603,408
         140   Progressive Corp., Senior Notes                       (A+ , A1)       12/01/32      6.250          147,637
                                                                                                             ------------
                                                                                                                2,339,521
                                                                                                             ------------

INVESTMENT COMPANY (0.2%)
         300   Frank Russell Co., Rule 144A, Company
                 Guaranteed Notes ++                                (AAA , Aa1)      01/15/09      5.625          307,420
                                                                                                             ------------

LODGING (0.0%)
          63   Windsor Woodmont Black Hawk, Series B,
                 First Mortgage Notes 0^                             (NR , NR)       03/15/05     13.000            8,500
                                                                                                             ------------

MEDIA (2.1%)
         330   CCO Holdings LLC, Global Senior Notes
                 (Callable 11/15/08 @ $104.38) ss.                  (CCC- , B3)      11/15/13      8.750          319,275
         730   Comcast Cable Communications Holdings, Inc.,
                 Global Company Guaranteed Notes                   (BBB+ , Baa2)     03/15/13      8.375          842,073
         640   Comcast Corp., Company Guaranteed Notes ss.         (BBB+ , Baa2)     06/15/16      4.950          595,648
         425   Cox Communications, Inc., Global Notes              (BBB- , Baa3)     12/15/14      5.450          413,528
         350   News America, Inc., Company Guaranteed Notes        (BBB , Baa3)      11/30/28      7.625          390,206
         320   Time Warner, Inc., Global Company
                 Guaranteed Notes                                  (BBB+ , Baa1)     04/15/31      7.625          361,883
                                                                                                             ------------
                                                                                                                2,922,613
                                                                                                             ------------
MINING (0.4%)
         620   Phelps Dodge Corp., Senior Notes ss.                (BBB , Baa2)      03/15/34      6.125          598,940
                                                                                                             ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                       -------------    ----------    -------    ------------
CORPORATE BONDS
MISCELLANEOUS MANUFACTURING (0.6%)
$        810   Textron, Inc., Senior Notes                           (A- , A3)       08/01/10      4.500     $    793,108
                                                                                                             ------------

OIL & GAS (1.4%)
         600   Amerada Hess Corp., Notes                           (BBB- , Ba1)      08/15/31      7.300          679,675
         140   Enterprise Products Operating LP, Senior Notes      (BB+ , Baa3)      06/01/10      4.950          136,501
         450   Enterprise Products Operating LP, Series B,
                 Global Senior Notes                               (BB+ , Baa3)      10/15/34      6.650          451,997
         360   Pemex Project Funding Master Trust, Rule 144A,
                 Company Guaranteed Notes ++#                      (BBB- , Baa1)     06/15/10      5.170          373,860
         370   XTO Energy, Inc., Notes                             (BBB- , Baa3)     06/30/15      5.300          366,221
                                                                                                             ------------
                                                                                                                2,008,254
                                                                                                             ------------

PIPELINES (0.2%)
         325   Kinder Morgan Energy Partners LP, Notes ss.         (BBB+ , Baa1)     11/15/14      5.125          315,845
                                                                                                             ------------

REAL ESTATE (0.3%)
         400   EOP Operating LP, Notes                             (BBB+ , Baa2)     10/01/10      4.650          389,625
                                                                                                             ------------

SAVINGS & LOANS (0.3%)
         400   Washington Mutual Bank, Global Subordinated
                 Notes                                               (A- , A3)       01/15/15      5.125          388,547
                                                                                                             ------------

TELECOMMUNICATIONS (1.6%)
         165   ALLTEL Corp., Notes                                   (A , A2)        05/17/07      4.656          164,257
         370   Motorola, Inc., Notes                               (BBB+ , Baa2)     11/16/07      4.608          368,335
         325   Nextel Communications, Inc., Series E, Senior
                 Notes (Callable 10/31/08 @ $103.438)               (A- , Baa2)      10/31/13      6.875          340,268
         345   SBC Communications, Inc., Global Notes                (A , A2)        09/15/14      5.100          333,657
         305   Sprint Capital Corp., Global Company
                 Guaranteed Notes                                   (A- , Baa2)      03/15/32      8.750          395,679
         650   Verizon Wireless Capital LLC, Global Notes            (A+ , A3)       12/15/06      5.375          653,762
                                                                                                             ------------
                                                                                                                2,255,958
                                                                                                             ------------

TRANSPORTATION (0.1%)
         175   Horizon Lines LLC, Global Company Guaranteed
                 Notes (Callable 11/01/08 @ $104.50)                (CCC+ , B3)      11/01/12      9.000          186,594
                                                                                                             ------------
TOTAL CORPORATE BONDS (COST $30,387,208)                                                                       29,944,401
                                                                                                             ------------

ASSET BACKED SECURITIES (7.9%)
         144   Ameriquest Mortgage Securities, Inc.,
                 Series 2003-AR2, Class A4 #                        (AAA , Aaa)      05/25/33      4.388          143,742
       1,085   Asset Backed Funding Certificates,
                 Series 2005-AQ1, Class A4 #                        (AAA , Aaa)      06/25/35      5.010        1,059,231
         540   Asset Backed Funding Certificates,
                 Series 2005-AQ1, Class M1 #                         (AA , Aa)       06/25/35      5.240          524,428
       1,225   CDC Mortgage Capital Trust,
                 Series 2003-HE4, Class M2 #                         (A , A2)        03/25/34      5.688        1,251,894
          35   Chase Funding Mortgage Loan,
                 Series 2002-2, Class 1A4 #                         (AAA , Aaa)      08/25/28      4.877           35,360


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                       -------------    ----------    -------    ------------
ASSET BACKED SECURITIES
$        550   CIT Group Home Equity Loan Trust,
                 Series 2003-1, Class M1 #                          (AA , Aa2)       10/20/32      4.670     $    538,539
         800   Countrywide Asset-Backed Certificates,
                 Series 2005-4, Class MF2                           (AA , Aa2)       10/25/35      5.136          780,694
         500   Countrywide Home Equity Loan Trust,
                 Series 2002-C, Class A #                           (AAA , Aaa)      05/15/28      4.210          500,617
       1,635   Finance America Mortgage Loan Trust,
                 Series 2004-2, Class M1 #                          (AA+ , Aa1)      08/25/34      4.588        1,641,845
         780   First Franklin Mortgage Loan Asset-Backed
                 Certificates, Series 2005-FF5, Class A2B #         (AAA , Aaa)      03/25/35      4.268          779,878
          45   GE Capital Mortgage Services, Inc.,
                 Series 1998-HE1, Class A7                          (AAA , Aaa)      06/25/28      6.465           45,025
         257   Greenpoint Home Equity Loan Trust,
                 Series 2003-1, Class A #                           (AAA , Aaa)      04/15/29      4.240          257,534
         545   Ixis Real Estate Capital Trust,
                 Series 2005-HE2, Class M1 #                        (AA , Aa1)       09/25/35      4.468          546,549
         890   MBNA Credit Card Master Note Trust,
                 Series 2002-C1, Class C1                          (BBB , Baa2)      07/15/14      6.800          953,691
       1,000   Morgan Stanley ABS Capital I,
                 Series 2003-HE3, Class M3 #                         (A- , A3)       10/25/33      6.038        1,018,559
         728   Morgan Stanley ABS Capital I,
                 Series 2003-NC7, Class A2 #                        (AAA , Aaa)      06/25/33      4.398          728,198
         229   Vanderbilt Mortgage Finance, Series
                 1998-C, Class 1B1 #                                (BBB , Baa)      02/07/15      6.970          230,641
                                                                                                             ------------
TOTAL ASSET BACKED SECURITIES (Cost $11,128,327)                                                               11,036,425
                                                                                                             ------------

MORTGAGE-BACKED SECURITIES (52.1%)
     118,440   Bank of America Commercial Mortgage, Inc.,
                 Series 2005-1, Class XW #                          (AAA , Aaa)      11/10/42      0.105          651,601
         825   Bank of America Commercial Mortgage, Inc.,
                 Series 2005-2, Class A2                            (AAA , Aaa)      07/10/43      4.247          813,762
       1,605   Bank of America Commercial Mortgage, Inc.,
                 Series 2005-5, Class AM                            (AAA , Aaa)      10/10/45      5.176        1,585,467
       1,498   Bank of America Mortgage Securities,
                 Series 2005-F, Class 2A2 #                         (AAA , Aaa)      07/25/35      5.031        1,483,630
      55,889   Bear Stearns Commercial Mortgage
                 Securities, Inc., Series 2003-PWR2,
                 Class X1 #                                         (AAA , Aaa)      05/11/39      0.210        1,057,263
          11   Fannie Mae Pool #004542                              (AAA , Aaa)      12/01/08     12.000           11,495
       1,883   Fannie Mae Pool #357739                              (AAA , Aaa)      03/01/35      6.000        1,900,299
       1,931   Fannie Mae Pool #357790                              (AAA , Aaa)      05/01/35      6.000        1,948,195
       2,120   Fannie Mae Pool #357822                              (AAA , Aaa)      05/01/35      5.500        2,092,473
           0   Fannie Mae Pool #524164 (1)                          (AAA , Aaa)      11/01/29      7.000               41
         195   Fannie Mae Pool #656862                              (AAA , Aaa)      04/01/33      6.000          196,377
       1,469   Fannie Mae Pool #667742                              (AAA , Aaa)      04/01/33      6.000        1,482,904
       1,210   Fannie Mae Pool #703337                              (AAA , Aaa)      04/01/33      5.500        1,196,387
         228   Fannie Mae Pool #703598                              (AAA , Aaa)      05/01/18      5.500          229,269
         199   Fannie Mae Pool #705651                              (AAA , Aaa)      06/01/18      5.500          200,586
         771   Fannie Mae Pool #713667                              (AAA , Aaa)      07/01/33      5.000          745,158
         749   Fannie Mae Pool #721796                              (AAA , Aaa)      06/01/18      4.500          725,585
       1,562   Fannie Mae Pool #725205                              (AAA , Aaa)      03/01/34      5.000        1,509,313


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                       -------------    ----------    -------    ------------
MORTGAGE-BACKED SECURITIES
$      1,426   Fannie Mae Pool #725231                              (AAA , Aaa)      02/01/34      5.000     $  1,376,730
       1,844   Fannie Mae Pool #725248                              (AAA , Aaa)      03/01/34      5.000        1,781,110
       1,442   Fannie Mae Pool #725277                              (AAA , Aaa)      03/01/19      4.500        1,397,219
       1,425   Fannie Mae Pool #725414 ++++                         (AAA , Aaa)      05/01/19      4.500        1,379,304
       1,612   Fannie Mae Pool #725866                              (AAA , Aaa)      09/01/34      4.500        1,509,102
       1,723   Fannie Mae Pool #733389                              (AAA , Aaa)      08/01/33      5.000        1,664,770
       2,097   Fannie Mae Pool #758789 ^^                           (AAA , Aaa)      12/01/33      5.500        2,071,772
       1,495   Fannie Mae Pool #772297 ^^                           (AAA , Aaa)      03/01/34      5.500        1,476,579
       2,056   Fannie Mae Pool #790724 ^^                           (AAA , Aaa)      09/01/34      5.500        2,030,287
       1,879   Fannie Mae Pool #826514                              (AAA , Aaa)      07/01/35      6.000        1,900,430
       1,020   FNMA TBA                                             (AAA , Aaa)      11/01/20      5.500        1,027,013
       3,490   FNMA TBA                                             (AAA , Aaa)      11/01/35      5.000        3,359,125
         610   FNMA TBA                                             (AAA , Aaa)      11/01/35      5.500          601,660
       4,610   FNMA TBA                                             (AAA , Aaa)      11/01/35      6.000        4,650,337
       1,430   FNMA TBA                                             (AAA , Aaa)      11/01/35      6.500        1,467,984
       1,620   Freddie Mac Global Bonds                             (AAA , Aaa)      06/18/14      5.250        1,660,840
       2,320   Freddie Mac Global Notes                             (AAA , Aaa)      11/15/13      4.875        2,319,638
       1,385   Freddie Mac Global Notes ss.                         (AAA , Aaa)      07/15/32      6.250        1,611,767
       1,596   Freddie Mac Pool #A23629                             (AAA , Aaa)      06/01/34      5.000        1,538,815
         673   Freddie Mac Pool #B11354                             (AAA , Aaa)      12/01/18      5.000          664,214
       1,511   Freddie Mac Pool #B14729                             (AAA , Aaa)      05/01/19      4.500        1,463,504
       3,175   GE Capital Commercial Mortgage Corp.,
                 Series 2005-C3, Class A3FX                         (AAA , Aaa)      07/10/45      4.863        3,141,890
       1,376   Ginnie Mae Pool #003666                              (AAA , Aaa)      01/20/35      6.000        1,397,925
       1,525   GMAC Commercial Mortgage Securities, Inc.,
                 Series 1997-C2, Class B, Subordindated Bond        (AAA , Aaa)      04/15/29      6.703        1,572,979
       1,515   GS Mortgage Securities Corp. II,
                 Series 2005-GG4, Class A4                          (AAA , Aaa)      07/10/39      4.761        1,455,614
       1,850   JPALT, Series 2005, Class S1                         (AAA , Aaa)      10/19/35      6.500        1,892,492
         883   JPMorgan Chase Commercial Mortgage
                 Securities Corp., Series 2004-CB9, Class A1 #      (AAA , Aaa)      06/12/41      3.475          858,067
       1,532   LB-UBS Commercial Mortgage Trust,
                 Series 2004-C1, Class A1                           (AAA , Aaa)      01/15/29      2.964        1,467,700
       1,080   Master Specialized Loan Trust, Series 2005-A2,
                 Mortgage Pass Thru Certificate                     (AAA , Aaa)      07/25/35      5.150        1,080,000
       1,900   Residential Funding Mortgage Securities I,
                 Series 2005-SA5, Class 2A #                        (AAA , Aaa)      10/25/35      5.356        1,906,531
       1,665   Washington Mutual, Series 2005-AR14,
                 Class 1A4                                          (AAA , Aaa)      12/25/35      5.086        1,659,277
       1,460   Wells Fargo Mortgage Backed Securities Trust,
                 Series 2005-AR16, Class 6A3 #                      (AAA , Aaa)      10/25/35      5.002        1,448,264
                                                                                                             ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $73,702,667)                                                            72,662,744
                                                                                                             ------------

FOREIGN BONDS (5.1%)
ASSET BACKED SECURITIES (1.2%)
       1,700   Pure Mortgages, Series 2004-1A,
                 Class A (Ireland) #                                (AAA , Aaa)      02/28/34      4.160        1,688,312
                                                                                                             ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                       -------------    ----------    -------    ------------
FOREIGN BONDS
BANKS (0.6%)
$        915   Royal Bank of Scotland Group PLC, Series 3,
                 Global Bonds (Callable 12/31/05 @ $100.00)
                 (United Kingdom)                                    (A , A1)        11/29/49      7.816     $    920,357
                                                                                                             ------------

BEVERAGES (0.9%)
         885   Diageo Capital PLC, Global Notes (United Kingdom)     (A- , A3)       05/03/10      4.375          864,168
         420   Diageo Finance BV, Global Company
                 Guaranteed Notes (Netherlands)                      (A- , A3)       04/01/11      3.875          397,286
                                                                                                             ------------
                                                                                                                1,261,454
                                                                                                             ------------

ELECTRIC (0.3%)
         330   Compania Nacional de Transmision Electrica SA,
                 Global Senior Notes (Chile)                        (A- , Baa1)      04/15/11      7.875          366,807
                                                                                                             ------------

INSURANCE (0.2%)
         250   Everest Reinsurance Holdings, Notes (Bermuda)         (A- , A3)       10/15/14      5.400          243,889
                                                                                                             ------------

MANUFACTURING (0.6%)
         750   Tyco International Group SA, Yankee Company
                 Guaranteed Notes (Luxembourg)                     (BBB+ , Baa3)     10/15/11      6.375          788,974
                                                                                                             ------------

OIL & GAS (0.8%)
         185   Canadian Natural Resources, Ltd., Yankee
                 Notes (Canada)                                    (BBB+ , Baa1)     07/15/11      6.700          198,199
         400   Nexen, Inc., Yankee Notes (Canada)                  (BBB- , Baa2)     03/10/35      5.875          381,970
         430   Petroliam Nasional Berhad, Rule 144A,
                 Bonds (Malaysia) ++                                 (A- , A1)       08/15/15      7.750          509,604
                                                                                                             ------------
                                                                                                                1,089,773
                                                                                                             ------------

PIPELINES (0.2%)
         240   Trans-Canada Pipelines, Ltd.,
                 Yankee Bonds (Canada)                               (A- , A2)       01/15/15      4.875          233,754
                                                                                                             ------------

TELECOMMUNICATIONS (0.3%)
         390   Deutsche Telekom International Finance BV,
                 Global Company Guaranteed Notes
                 (Netherlands) #                                     (A- , A3)       06/15/30      8.750          485,023
                                                                                                             ------------
TOTAL FOREIGN BONDS (Cost $7,179,510)                                                                           7,078,343
                                                                                                             ------------

UNITED STATES TREASURY OBLIGATIONS (8.1%)
       1,145   Treasury Inflation-Index Bonds ss.                   (AAA , Aaa)      04/15/32      3.375        1,463,435
         780   United States Treasury Bonds ss.                     (AAA , Aaa)      02/15/23      7.125          988,437
       2,290   United States Treasury Bonds ss.                     (AAA , Aaa)      02/15/31      5.375        2,498,248
         455   United States Treasury Notes ss.                     (AAA , Aaa)      09/30/06      2.500          447,607
       1,545   United States Treasury Notes ss.                     (AAA , Aaa)      08/15/08      4.125        1,534,016
       1,490   United States Treasury Notes ss.                     (AAA , Aaa)      07/15/10      3.875        1,452,984
       3,020   United States Treasury Notes ss.                     (AAA , Aaa)      09/15/10      3.875        2,941,906
                                                                                                             ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $11,606,793)                                                    11,326,633
                                                                                                             ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)     MATURITY      RATE%         VALUE
       -----                                                       -------------    ----------    -------    ------------
MUNICIPAL BONDS (1.5%)
TEXAS (1.5%)
$      1,985   University of Texas, University Revenue Bonds,
                 Financing Systems, Series D
                 (Cost $2,042,973)                                  (AAA , Aaa)      08/15/34      5.000     $  2,036,689
                                                                                                             ------------

    NUMBER OF
      SHARES
     --------

WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
          65   Dayton Superior Corp., Rule 144A, strike
                 price $0.01, expires 06/15/09 *++                                                                      1
                                                                                                             ------------
TELECOMMUNICATIONS (0.0%)
          40   GT Group Telecom, Inc., Rule 144A, strike
                 price $0.00, expires 02/01/10 *++^                                                                     0
                                                                                                             ------------

TOTAL WARRANTS (Cost $3,300)                                                                                            1
                                                                                                             ------------
SHORT-TERM INVESTMENTS (16.2%)
  16,417,325   State Street Navigator Prime Fund ss.ss.                                                        16,417,325
                                                                                                             ------------

        PAR
       (000)
      ------
$      6,000   Freddie Mac Discount Notes ^^                                         11/18/05      3.816        5,989,148
         235   United States Treasury Bills ++++                                     11/03/05      3.264          234,958
                                                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $22,641,431)                                                                22,641,431
                                                                                                             ------------
TOTAL INVESTMENTS AT VALUE (112.3%) (Cost $158,692,209)                                                       156,726,667
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.3%)                                                                (17,142,131)
                                                                                                             ------------
NET ASSETS (100.0%)                                                                                          $139,584,536
                                                                                                             ============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                            INVESTMENT ABBREVIATIONS
                        MTNA = Medium Term Note, Series A
                                 NR = Not Rated
                              TBA = To Be Announced
________________________________________________________________________________
+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $4,761,577 or 3.41% of net assets.

++++      Collateral segregated for futures contracts.

*         Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

^^        Collateral segregated for TBA securities.

# Variable rate obligations - The interest rate shown is the rate as of October 31, 2005.

ss.       Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

0         Bond is currently in default.

(1)       Par value of security held is less than 1,000.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------


ASSETS
    Investments at value, including collateral for securities on loan
       of $16,417,325 (Cost $158,692,209) (Note 2)                            $   156,726,667 1
    Cash                                                                            2,995,560
    Receivable for investments sold                                                13,754,037
    Receivable for fund shares sold                                                 6,144,960
    Interest receivable                                                             1,057,805
    Unrealized appreciation on forward currency contracts (Note 2)                     92,641
    Prepaid expenses and other assets                                                  44,231
                                                                              ---------------
       Total Assets                                                               180,815,901
                                                                              ---------------
LIABILITIES
    Advisory fee payable (Note 3)                                                      47,083
    Administrative services fee payable (Note 3)                                       20,699
    Shareholder servicing/Distribution fee payable (Note 3)                            50,445
    Payable for investments purchased                                              21,267,560
    Payable upon return of securities loaned (Note 2)                              16,417,325
    Loan payable (Note 4)                                                           3,140,000
    Unrealized depreciation on forward currency contracts (Note 2)                    151,869
    Dividend payable                                                                   52,781
    Trustees' fee payable                                                               5,502
    Variation margin payable (Note 2)                                                   2,964
    Other accrued expenses payable                                                     75,137
                                                                              ---------------
       Total Liabilities                                                           41,231,365
                                                                              ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                           14,300
    Paid-in capital (Note 6)                                                      158,495,994
    Undistributed net investment income                                               418,248
    Accumulated net realized loss on investments, futures contracts,
       options written, swap contracts and foreign currency transactions          (17,311,619)
    Net unrealized depreciation from investments, futures contracts,
       and foreign currency translations                                           (2,032,387)
                                                                              ---------------
       Net Assets                                                             $   139,584,536
                                                                              ===============
COMMON SHARES
    Net assets                                                                $    91,916,017
    Shares outstanding                                                              9,419,073
                                                                              ---------------
    Net asset value, offering price, and redemption price per share           $          9.76
                                                                              ===============

ADVISOR SHARES
    Net assets                                                                $    14,006,546
    Shares outstanding                                                              1,435,001
                                                                              ---------------
    Net asset value, offering price, and redemption price per share           $          9.76
                                                                              ===============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


A SHARES
    Net assets                                                                $    23,548,017
    Shares outstanding                                                              2,410,245
                                                                              ---------------
    Net asset value and redemption price per share                            $          9.77
                                                                              ===============
    Maximum offering price per share (net asset value/(1-4.75%))              $         10.26
                                                                              ===============
B SHARES
    Net assets                                                                $     6,861,104
    Shares outstanding                                                                702,418
                                                                              ---------------
    Net asset value and offering price per share                              $          9.77
                                                                              ===============
C SHARES
    Net assets                                                                $     3,252,852
    Shares outstanding                                                                333,202
                                                                              ---------------
    Net asset value and offering price per share                              $          9.76
                                                                              ===============


______________

1     Including $16,088,712 of securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME (NOTE 2)
    Interest                                                                  $     7,489,021
    Dividends                                                                          36,320
    Securities lending                                                                 22,433
                                                                              ---------------
      Total investment income                                                       7,547,774
                                                                              ---------------
EXPENSES
    Investment advisory fees (Note 3)                                                 800,866
    Administrative services fees (Note 3)                                             302,873
    Shareholder servicing/Distribution fees (Note 3)
      Advisor Class                                                                    77,540
      Class A                                                                          67,550
      Class B                                                                          71,460
      Class C                                                                          31,911
    Transfer agent fees (Note 3)                                                      204,084
    Registration fees                                                                  76,130
    Custodian fees                                                                     46,168
    Printing fees (Note 3)                                                             40,146
    Audit fees                                                                         29,627
    Legal fees                                                                         21,025
    Trustees' fees                                                                     17,762
    Insurance expense                                                                   6,421
    Commitment fees (Note 4)                                                            3,901
    Miscellaneous expense                                                              12,756
                                                                              ---------------
      Total expenses                                                                1,810,220
    Less: fees waived (Note 3)                                                       (440,549)
                                                                              ---------------
      Net expenses                                                                  1,369,671
                                                                              ---------------
        Net investment income                                                       6,178,103
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY
   RELATED ITEMS
    Net realized gain from investments                                                442,432
    Net realized gain from futures contracts                                          642,077
    Net realized gain from options written                                            327,819
    Net realized loss from swap contracts                                              (9,628)
    Net realized loss on foreign currency transactions                               (363,237)
    Net change in unrealized appreciation (depreciation) from investments          (4,898,227)
    Net change in unrealized appreciation (depreciation) from futures
     contracts                                                                       (233,323)
    Net change in unrealized appreciation (depreciation) from options written         (28,034)
    Net change in unrealized appreciation (depreciation) from swap contracts           (8,631)
    Net change in unrealized appreciation (depreciation) from foreign
     currency translations                                                           (140,152)
                                                                              ---------------
    Net realized and unrealized loss from investments, futures contracts,
     options written, swap contracts and foreign currency related items            (4,268,904)
                                                                              ---------------
    Net increase in net assets resulting from operations                      $     1,909,199
                                                                              ===============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                FOR THE YEAR         FOR THE YEAR
                                                                                   ENDED                ENDED
                                                                              OCTOBER 31, 2005     OCTOBER 31, 2004
                                                                              ----------------     ----------------
FROM OPERATIONS
  Net investment income                                                       $      6,178,103     $      5,633,654
  Net realized gain from investments, futures contracts, options written,
    swap contracts and foreign currency transactions                                 1,039,463            5,086,298
  Net change in unrealized appreciation (depreciation) from investments futures contracts, options written, swap contracts and foreign
    currency translations                                                           (5,308,367)            (793,010)
                                                                              ----------------     ----------------
    Net increase in net assets resulting from operations                             1,909,199            9,926,942
                                                                              ----------------     ----------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                             (4,654,537)          (4,136,648)
    Advisor Class shares                                                              (593,241)            (555,913)
    Class A shares                                                                  (1,100,776)          (1,022,785)
    Class B shares                                                                    (232,010)            (200,843)
    Class C shares                                                                    (103,546)             (83,348)
                                                                              ----------------     ----------------
    Net decrease in net assets resulting from dividends                             (6,684,110)          (5,999,537)
                                                                              ----------------     ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                      21,591,938           24,916,360
  Reinvestment of dividends                                                          6,020,069            5,428,088
  Net asset value of shares redeemed                                               (54,794,544)         (56,794,831)
                                                                              ----------------     ----------------
    Net decrease in net assets from capital share transactions                     (27,182,537)         (26,450,383)
                                                                              ----------------     ----------------
  Net decrease in net assets                                                       (31,957,448)         (22,522,978)
NET ASSETS
  Beginning of year                                                                171,541,984          194,064,962
                                                                              ----------------     ----------------
  End of year                                                                 $    139,584,536     $    171,541,984
                                                                              ================     ================
Undistributed net investment income                                           $        418,248     $        397,518
                                                                              ================     ================


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                             2005          2004           2003         2002 1          2001
                                                          ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                      $    10.07    $     9.84     $     9.42    $    10.33     $     9.78
                                                          ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.40          0.32 2         0.37 2        0.50           0.64
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)               (0.28)         0.25           0.49         (0.91)          0.55
                                                          ----------    ----------     ----------    ----------     ----------
      Total from investment operations                          0.12          0.57           0.86         (0.41)          1.19
                                                          ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                         (0.43)        (0.34)         (0.44)        (0.50)         (0.64)
                                                          ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                              $     9.76    $    10.07     $     9.84    $     9.42     $    10.33
                                                          ==========    ==========     ==========    ==========     ==========

      Total return 3                                            1.21%         5.95%          9.19%        (4.07)%        12.52%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                  $   91,916    $  113,947     $  129,743    $  194,688     $  334,647
    Ratio of expenses to average net assets                     0.70%         0.70%          0.70%         0.70%          0.72%
    Ratio of net investment income
      to average net assets                                     4.01%         3.27%          3.82%         4.90%          6.32%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.27%         0.29%          0.28%         0.22%          0.13%
  Portfolio turnover rate                                        354%          385%           434%          385%           383%


--------------------------------------------------------------------------------

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                             2005          2004           2003         2002 1          2001
                                                          ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                      $    10.07    $     9.84     $     9.42    $    10.33     $     9.78
                                                          ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.35 2        0.28 2         0.33 2        0.47           0.62
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)               (0.28)         0.24           0.49         (0.91)          0.55
                                                          ----------    ----------     ----------    ----------     ----------
      Total from investment operations                          0.07          0.52           0.82         (0.44)          1.17
                                                          ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                         (0.38)        (0.29)         (0.40)        (0.47)         (0.62)
                                                          ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                              $     9.76    $    10.07     $     9.84    $     9.42     $    10.33
                                                          ==========    ==========     ==========    ==========     ==========

      Total return 3                                            0.69%         5.42%          8.77%        (4.31)%        12.24%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                  $   14,007    $   16,912     $   19,990    $   25,650     $   42,633
    Ratio of expenses to average net assets                     1.20%         1.20%          1.09%         0.95%          0.96%
    Ratio of net investment income
      to average net assets                                     3.51%         2.78%          3.42%         4.65%          5.86%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.27%         0.29%          0.28%         0.22%          0.17%
  Portfolio turnover rate                                        354%          385%           434%          385%           383%


--------------------------------------------------------------------------------

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                             2005          2004           2003         2002 1         2001 2
                                                          ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                    $    10.08    $     9.85     $     9.42    $    10.33     $    10.26
                                                          ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.38 3        0.30 3         0.18 3        0.48           0.15
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)               (0.28)         0.25           0.66         (0.91)          0.07
                                                          ----------    ----------     ----------    ----------     ----------
      Total from investment operations                          0.10          0.55           0.84         (0.43)          0.22
                                                          ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                         (0.41)        (0.32)         (0.41)        (0.48)         (0.15)
                                                          ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                            $     9.77    $    10.08     $     9.85    $     9.42     $    10.33
                                                          ==========    ==========     ==========    ==========     ==========

      Total return 4                                            0.94%         5.68%          9.03%        (4.27)%         2.13%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $   23,548    $   30,050     $   33,556    $    3,829     $      406
    Ratio of expenses to average net assets                     0.95%         0.95%          0.95%         0.95%          0.95% 5
    Ratio of net investment income
      to average net assets                                     3.76%         3.03%          1.83%         4.54%          5.66% 5
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.27%         0.29%          0.28%         0.25%          0.31% 5
  Portfolio turnover rate                                        354%          385%           434%          385%           383%


--------------------------------------------------------------------------------

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2     For the period July 31, 2001 (inception date) through October 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                             2005          2004           2003         2002 1         2001 2
                                                          ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                    $    10.07    $     9.84     $     9.42    $    10.33     $    10.26
                                                          ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.30 3        0.23 3         0.26 3        0.40           0.13
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)               (0.28)         0.25           0.50         (0.91)          0.07
                                                          ----------    ----------     ----------    ----------     ----------
      Total from investment operations                          0.02          0.48           0.76         (0.51)          0.20
                                                          ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                         (0.32)        (0.25)         (0.34)        (0.40)         (0.13)
                                                          ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                            $     9.77    $    10.07     $     9.84    $     9.42     $    10.33
                                                          ==========    ==========     ==========    ==========     ==========

      Total return 4                                            0.23%         4.90%          8.11%        (5.02)%         1.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $    6,861    $    7,385     $    8,395    $    5,149     $    1,044
    Ratio of expenses to average net assets                     1.70%         1.70%          1.70%         1.70%          1.70% 5
    Ratio of net investment income
      to average net assets                                     3.01%         2.28%          2.65%         3.76%          4.87% 5
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.27%         0.29%          0.28%         0.24%          0.32% 5
  Portfolio turnover rate                                        354%          385%           434%          385%           383%


______________

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2     For the period July 31, 2001 (inception date) through October 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                             2005          2004           2003         2002 1         2001 2
                                                          ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                    $    10.06    $     9.84     $     9.42    $    10.33     $    10.26
                                                          ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                         0.30 3        0.22 3         0.24 3        0.40           0.12
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)               (0.28)         0.25           0.52         (0.91)          0.07
                                                          ----------    ----------     ----------    ----------     ----------
    Total from investment operations                            0.02          0.47           0.76         (0.51)          0.19
                                                          ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                         (0.32)        (0.25)         (0.34)        (0.40)         (0.12)
                                                          ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                            $     9.76    $    10.06     $     9.84    $     9.42     $    10.33
                                                          ==========    ==========     ==========    ==========     ==========

      Total return 4                                            0.22%         4.79%          8.11%        (5.03)%         1.89%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $    3,253    $    3,247     $    2,381    $    1,033     $      296
    Ratio of expenses to average net assets                     1.70%         1.70%          1.70%         1.70%          1.70% 5
    Ratio of net investment income
      to average net assets                                     3.01%         2.25%          2.45%         3.81%          4.82% 5
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.27%         0.29%          0.28%         0.23%          0.33% 5
  Portfolio turnover rate                                        354%          385%           434%          385%           383%


--------------------------------------------------------------------------------

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2     For the period July 31, 2001 (inception date) through October 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Fixed Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

      The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class B shares are sold subject to a contingent deferred sales shares which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry forward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2005, the Fund had the following open forward foreign currency contracts:


FORWARD FOREIGN          EXPIRATION   FOREIGN CURRENCY TO     CONTRACT       CONTRACT     UNREALIZED
CURRENCY CONTRACT           DATE      BE PURCHASED/(SOLD)      AMOUNT          VALUE      GAIN (LOSS)
----------------------   ----------   -------------------   ------------   ------------   ----------
British Pound             01/13/06    (pound)   1,650,000   $  2,881,725   $  2,919,218   $   37,493
European Economic Unit    01/13/06     (euro) (10,750,000)   (12,973,638)   (12,928,359)      45,279
Japanese Yen              01/13/06        (Y) 494,000,000      4,363,958      4,281,078      (82,880)
Norwegian Krone           01/13/06       NKr   18,800,000      2,894,089      2,903,000        8,911
Swedish Krona             01/13/06       SKr   22,300,000      2,884,230      2,815,241      (68,989)
Turkish Lira              01/17/06       TRL      969,000        700,904        701,862          958
                                                            ------------   ------------   ----------
                                                            $    751,268   $    692,040    $ (59,228)
                                                            ============   ============   ==========


      I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

      J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

            When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2005, the Fund had the following open futures contracts:


                                                                                      UNREALIZED
                             NUMBER      EXPIRATION     CONTRACT       CONTRACT     APPRECIATION/
FUTURES CONTRACT          OF CONTRACTS      DATE         AMOUNT         VALUE       (DEPRECIATION)
-----------------------   ------------   ----------   ------------   ------------   -------------
U.S. Treasury
  5 Year Notes Futures         60         12/20/05    $  6,389,483   $  6,353,438   $     (36,045)
U.S. Treasury
  10 Year Notes Futures        43         12/20/05       4,666,824      4,663,484          (3,340)
                                                      ------------   ------------   -------------
                                                        11,056,307     11,016,922         (39,385)
                                                      ------------   ------------   -------------
U.S. Treasury
  Bonds Futures               (37)        12/20/05      (4,173,807)    (4,142,844)         30,963
U.S. Treasury
  2 Year Notes Futures        (30)        12/30/05      (6,156,899)    (6,156,094)            805
                                                      ------------   ------------   -------------
                                                       (10,330,706)   (10,298,938)         31,768
                                                      ------------   ------------   -------------
                                                      $    725,601   $    717,984   $      (7,617)
                                                      ============   ============   =============


      K) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

      When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

      Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

      Transactions in written options for puts and calls for the year ended October 31, 2005 were as follows:

                                                     NUMBER OF      PREMIUMS
                                                     CONTRACTS      RECEIVED
                                                     ---------     ---------
        Options outstanding at beginning of year           105     $  47,984
        Options written                                  2,310       452,386
        Options expired                                     --            --
        Options bought to close                         (2,415)     (500,370)
                                                     ---------     ---------
        Options outstanding at end of year                  --     $      --
                                                     =========     =========

      L) SWAPS -- The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

      The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2005 the Fund had no outstanding swap contracts.

      M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $348,110 of which $316,138 was rebated to borrowers (brokers). The Fund retained $22,433 in income from the cash collateral investment and SSB, as lending agent, was paid $9,539. The Fund may also be entitled to certain

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      N) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

      In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

      The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2005, investment advisory fees earned and voluntarily waived were $800,866 and $440,549, respectively. CSAM will not recapture from the Fund any fees it

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

waived during the fiscal year ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were $160,173.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $142,700.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fee at an annual rate not to exceed 0.75% of the average daily net assets. This fee is currently calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares. For Class B and Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets of the Class B and Class C shares of the Fund. Common Class shares do not bear any distribution fees.

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2005, the Fund reimbursed CSAM $195,345, which is included in the Fund's transfer agent expense.

      For the year ended October 31, 2005, CSAMSI and its affiliates advised the Fund that it retained $3,728 from commissions earned on the sale of the Fund's Class A shares.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid $12,297 for its services to the Fund.

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005, the Fund had loans outstanding under the Credit Facility of $3,140,000. During the period ended October 31, 2005, the Fund had borrowings under the Credit Facility as follows:

     AVERAGE DAILY          WEIGHTED AVERAGE         MAXIMUM DAILY
     LOAN BALANCE            INTEREST RATE%         LOAN OUTSTANDING
     -------------          ----------------        ----------------
      $ 3,140,000                4.5625%               $3,140,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                               INVESTMENT       US GOVERNMENT/AGENCY
                               SECURITIES            OBLIGATIONS
                            ----------------    ---------------------
     Purchases                $577,716,138          $467,156,185
     Sales                     604,171,069           477,855,538

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class of the fund were as follows:


                                                         COMMON CLASS
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        OCTOBER 31, 2005              OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES          VALUE         SHARES         VALUE
                                   -----------   -------------   ----------   -------------
Shares sold                          1,394,428   $  13,918,007    1,765,117   $  17,536,529
Shares issued in reinvestment
  of dividends                         448,576       4,472,812      397,120       3,942,591
Shares redeemed                     (3,743,793)    (37,189,296)  (4,022,117)    (39,854,945)
                                   -----------   -------------   ----------   -------------
Net decrease                        (1,900,789)  $ (18,798,477)  (1,859,880)  $ (18,375,825)
                                   ===========   =============   ==========   =============

                                                        ADVISOR CLASS
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        OCTOBER 31, 2005              OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES          VALUE         SHARES          VALUE
                                   -----------   -------------   ----------   -------------
Shares sold                             96,119   $     963,952       59,167   $     583,439
Shares issued in reinvestment
  of dividends                          39,677         395,807       39,204         389,176
Shares redeemed                       (380,991)     (3,798,421)    (448,568)     (4,474,273)
                                   -----------   -------------   ----------   -------------
Net decrease                          (245,195)  $  (2,438,662)    (350,197)  $  (3,501,658)
                                   ===========   =============   ==========   =============

                                                           CLASS A
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        OCTOBER 31, 2005              OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES          VALUE         SHARES          VALUE
                                   -----------   -------------   ----------   -------------
Shares sold                            408,841   $   4,083,934      440,763   $   4,374,282
Shares issued in reinvestment
  of dividends                          99,331         991,846       95,842         952,141
Shares redeemed                     (1,080,370)    (10,809,405)    (960,335)     (9,547,906)
                                   -----------   -------------   ----------   -------------
Net decrease                          (572,198)  $  (5,733,625)    (423,730)  $  (4,221,483)
                                   ===========   =============   ==========   =============

                                                           CLASS B
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        OCTOBER 31, 2005              OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES          VALUE         SHARES         VALUE
                                   -----------   -------------   ----------   -------------
Shares sold                            161,583   $   1,609,981       40,551   $     402,569
Shares issued in reinvestment
  of dividends                          13,756         137,286       12,358         122,683
Shares redeemed                       (206,573)     (2,063,868)    (172,157)     (1,690,467)
                                   -----------   -------------   ----------   -------------
Net decrease                           (31,234)  $    (316,601)    (119,248)  $  (1,165,215)
                                   ===========   =============   ==========   =============


CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                           CLASS C
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        OCTOBER 31, 2005              OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES          VALUE         SHARES         VALUE
                                   -----------   -------------   ----------   -------------
Shares sold                            101,683   $   1,016,064      202,928   $   2,019,541
Shares issued in reinvestment
  of dividends                           2,238          22,318        2,166          21,497
Shares redeemed                        (93,435)       (933,554)    (124,305)     (1,227,240)
                                   -----------   -------------   ----------   -------------
Net increase                            10,486   $     104,828       80,789   $     813,798
                                   ===========   =============   ==========   =============


      On October 31 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                   NUMBER OF        APPROXIMATE PERCENTAGE
       FUND                       SHAREHOLDERS       OF OUTSTANDING SHARES
       ------------               ------------      -----------------------
       Common Class                    4                      64%
       Class A                         1                      46%
       Class B                         1                      17%
       Class C                         1                      71%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the years ended October 31, 2005 and 2004, respectively by the Fund were as follows:

                              ORDINARY INCOME
                       -----------------------------
                           2005             2004
                       ------------      -----------
                       $  6,684,110      $ 5,999,537

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. The differences are primarily due to losses deferred on wash sales, income from defaulted bonds and mark to market of forwards and futures contracts.

      At October 31, 2005, the components of distributable earnings on a tax basis by the Fund were as follows:

       Undistributed net investment income             $    423,564
       Accumulated net realized loss                    (17,350,725)
       Unrealized depreciation                           (1,998,596)
                                                       ------------
                                                       $(18,925,757)
                                                       ============

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      At October 31, 2005, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                              EXPIRES OCTOBER 31,
                                     2009
                              -------------------
                                  $17,350,725

      During the tax year ended October 31, 2005, the Fund utilized $126,799 of the capital loss carryforward.

      At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $158,726,222, $353,719, $(2,353,274) and $(1,999,555), respectively.

      At October 31, 2005, the Fund reclassified $526,737 from accumulated net realized loss from investments to accumulated net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments on sales of defaulted bonds, paydowns and foreign currency gain/loss. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FIXED INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
October 31, 2005
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Credit Suisse Fixed Income Fund:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Fixed Income Fund (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE FIXED INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                            TERM                                      NUMBER OF
                                            OF OFFICE 1                               PORTFOLIOS IN
                                            AND                                       FUND
                            POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------     -------------   -----------   -------------------------   --------------   -----------------------
INDEPENDENT TRUSTEES

Enrique Arzac               Trustee,        Since         Professor of Finance        47               Director of The
c/o Credit Suisse Asset     Nominating      2005          and Economics,                               Adams Express
Management, LLC             Committee                     Graduate School of                           (a closed-end
Attn: General Counsel       Member and                    Business, Columbia                           investment
466 Lexington Avenue        Audit                         University since 1971                        company);
New York, New York          Committee                                                                  Director of
10017-3140                  Chairman                                                                   Petroleum and
                                                                                                       Resources
                                                                                                       Corporation
Date of Birth: 02/10/41                                                                                (a closed-end
                                                                                                       investment
                                                                                                       company)

Richard H. Francis          Trustee,        Since         Currently retired           41               None
c/o Credit Suisse Asset     Nominating      1999
Management, LLC             and Audit
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Trustee,        Since         The Juan Trippe             40               Director of
Box 208200                  Nominating      1998 2        Professor in the Practice                    Aetna, Inc.
New Haven, Connecticut      and Audit                     of International Trade,                      (insurance
06520-8200                  Committee                     Finance and Business                         company);
                            Member                        from July 2005 to                            Director of
Date of Birth: 10/29/46                                   present; Partner and                         CarMax Group
                                                          Chairman of Garten                           (used car dealers)
                                                          Rothkopf (consulting
                                                          firm) from October 2005
                                                          to present; Dean of Yale
                                                          School of Management
                                                          from November 1995
                                                          to June 2005

Peter F. Krogh              Trustee,        Since         Dean Emeritus and           40               Director of
301 ICC                     Nominating      2001          Distinguished                                Carlisle Companies
Georgetown University       and Audit                     Professor                                    Incorporated
Washington, DC 20057        Committee                     of International                             (diversified
                            Member                        Affairs                                      manufacturing
Date of Birth: 02/11/37                                   at the Edmund A.                             company)
                                                          Walsh School of
                                                          Foreign Service,
                                                          Georgetown University
                                                          from June 1995
                                                          to present


______________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Trustee of the Fund on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE FIXED INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                            TERM                                      NUMBER OF
                                            OF OFFICE 1                               PORTFOLIOS IN
                                            AND                                       FUND
                            POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED        PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
-----------------------     -------------   -----------   -------------------------   --------------   -----------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.        Trustee,        Since         Currently retired           42               Director of
c/o Credit Suisse Asset     Nominating      1999                                                       Education
Management, LLC             and Audit                                                                  Management
Attn: General Counsel       Committee                                                                  Corp.
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Chairman        Trustee       Partner of Lehigh Court,    46               Director of
Lehigh Court, LLC           of the Board    since         LLC and RZ Capital                           Presstek, Inc.
40 East 52nd Street         of Trustees     1999          (private investment                          (digital imaging
New York, New York          Nominating      and           firms) from July 2002                        technologies
10022                       Committee       Chairman      to present; Transition                       company); Director
                            Chairman and    since         Adviser to SunGard                           of Wood Resources,
Date of Birth: 07/10/48     Audit           2005          Securities Finance, Inc.                     LLC. (plywood
                            Committee                     from February 2002 to                        manufacturing
                            Member                        July 2002; President  of                     company)
                                                          SunGard Securities
                                                          Finance, Inc. from 2001
                                                          to February 2002;
                                                          President of Loanet, Inc.
                                                          (on-line accounting service)
                                                          from 1997 to 2001

INTERESTED TRUSTEE

Michael E. Kenneally 3,4    Trustee         Since         Chairman and Global         40               None
c/o Credit Suisse Asset                     2004          Chief Executive Officer
Management, LLC                                           of CSAM from 2003
466 Lexington Avenue                                      to July 2005; Chairman
New York, New York                                        and Chief Investment
10017-3140                                                Officer of Banc of
                                                          America Capital
                                                          Management from
Date of Birth: 03/30/54                                   1998 to March 2003


______________

3 Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE FIXED INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                            TERM OF
                                            OFFICE 1 AND
                            POSITION(S)     LENGTH
NAME, ADDRESS AND           HELD WITH       OF TIME
DATE OF BIRTH               FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     --------------  ------------  -------------------------------------------------------
OFFICERS

Steven B. Plump 4           President       Since         Managing Director: Associated with CSAM or its
Credit Suisse Asset         and             2005          predecessor since 1995; Officer of other Credit
Management, LLC             Chief                         Suisse Funds
466 Lexington Avenue        Executive
New York, New York          Officer
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro        Chief           Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Financial       1999          Associated with CSAM or its predecessor since 1984;
Management, LLC             Officer and                   Officer of other Credit Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio              Chief           Since         Director and Global Head of Compliance of CSAM;
Credit Suisse Asset         Compliance      2004          Associated with CSAM since July 2000; Vice President
Management, LLC             Officer                       and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                      Associates from 1998 to June 2000; Officer of
New York, New York                                        other Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                  Chief           Since         Director and General Counsel (Americas) of CSAM
Credit Suisse Asset         Legal Officer   2004          since September 2004; Senior Associate of Shearman
Management, LLC                                           & Sterling LLP from September 2000 to September 2004;
466 Lexington Avenue                                      Senior Counsel of the SEC Division of Investment
New York, New York                                        Management from June 1997 to September 2000;
10017-3140                                                Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                Vice President  Since         Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset         and Secretary   2004          Associated with CSAM since July 2003; Associated
Management, LLC                                           with the law firm of Willkie Farr & Gallagher LLP from
466 Lexington Avenue                                      1998 to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                Assistant       Since         Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer       2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


______________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FIXED INCOME FUND
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate Shareholders should note for the year ended October 31, 2005, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.55%.

      For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

      For the fiscal year ended October 31, 2005, the Fund designates approximately $36,320, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2005, complete information will be reported in conjunction with Form 1099-DIV.

CREDIT SUISSE FIXED INCOME FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-927-2874

      o   On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       46

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                                       47

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                                       48

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874  o  www.csam.com/us                             SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.         FI-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $27,829                                $21,434
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $2,323                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $34,652                                $27,023
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE FIXED INCOME FUND

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006